Segment information - Financial information by business segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
Revenue	$ 331,799	$ 305,698
Operating income (loss)	(45,883)	(50,266)
Depreciation & amortization	12,490	11,800
Equity income	780	930
Corporate
Segment Reporting Information [Line Items]
Revenue	0	0
Operating income (loss)	(17,244)	(20,606)
Depreciation & amortization	540	433
Equity income	0	0
OEM | Operating Segments
Segment Reporting Information [Line Items]
Revenue	222,741	198,036
Operating income (loss)	(31,222)	(32,000)
Depreciation & amortization	9,471	8,205
Equity income	780	930
IAM | Operating Segments
Segment Reporting Information [Line Items]
Revenue	109,058	107,662
Operating income (loss)	2,583	2,340
Depreciation & amortization	2,479	3,162
Equity income	$ 0	$ 0